Exhibit 99.1

Independent Accountant’s Report on Applying Agreed-Upon Procedures May 31, 2016 Westlake Services, LLC, dba Westlake Financial Services 4751 Wilshire Blvd., Suite 100 Los Angeles, CA 90010 And Wells Fargo Securities, LLC 550 South Tryon Street, 5th Floor Charlotte, North Carolina 28202 And BMO Capital Markets 115 S. LaSalle St., 38th Floor Chicago, IL 60603 And Credit Suisse Securities (USA) LLC 11 Madison Avenue New York, NY 10010 Ladies and Gentlemen: We have performed the procedures enumerated below, which were agreed to by Westlake Services, LLC, dba Westlake Financial Services, referred to herein as the “Company” or “Responsible Party” and Wells Fargo Securities, LLC, BMO Capital Markets and Credit Suisse Securities (USA) LLC, together with the Company, the “Specified Parties” related to their evaluation of certain information with respect to a portfolio of automobile secured receivables in connection with the issuance of automobile receivable-backed notes issued by Westlake Automobile Receivables Trust 2016-2 (the “Proposed Transaction”). The Company is responsible for its automobile receivable records. This agreed-upon procedures engagement was conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants. The sufficiency of these procedures is solely the responsibility of the Specified Parties. Consequently, we make no representation regarding the sufficiency of the procedures described below either for the purpose for which this report has been requested or for any other purpose.

Westlake Services, LLC, dba Westlake Financial Services Wells Fargo Securities, LLC BMO Capital Markets Credit Suisse Securities (USA) LLC May 31, 2016 Page 2 For the purpose of this report: (i) The computer-generated Loan Data File provided by the Company in a standard Microsoft Excel format containing information relating to the Proposed Transaction shall be herein referred to as the “Loan Data File”; (ii) The fields in the Loan Data File, signed contract, signed credit application and Title Document shall be herein referred to as “Specified Attributes”; (iii) The term “Automobile Loan Contract” means automobile installment sales contracts secured by new and used automobiles; (iv) The term “Automobile Loan Contract File” means any file containing the installment sales contract, evidence of title and credit application; and (v) The term “Obligor” means the borrower(s) stated on the installment sales contract. The procedures we performed and the associated findings are as follows: Agreed-Upon Procedures On May 11, 2016, the Company provided us with the preliminary Loan Data File containing 52,505 individual customer loans. At your request, we randomly selected a sample of 101 individual customer loans from the preliminary Loan Data File. On May 24, 2016, the Company provided us with the Loan Data File Containing 52,897 individual customer loans, herein referred to as the “Underlying Assets,” which represent the entire population of the Underlying Assets in the Proposed Transaction. The random sample of 101 underlyings from the Preliminary Loan Data File were also included in the Loan Data File. We were instructed by the Specified Parties to perform the agreed-upon procedures on the Underlying Assets in the Loan Data File. From May 23, 2016 through May 27, 2016, the Company provided us with certain documentation (the “Source Documents” as listed in the attached Appendix A) related to the respective Underlying Assets. For each sample of 101 underlyings from the Underlying Assets set forth in the Loan Data File, we compared the Specified Attributes set forth in the Loan Data File to the corresponding Source Documents for the following attributes. They also provided the Automobile Loan Contract Files for the sample of 101 underlyings.

Westlake Services, LLC,
dba Westlake Financial Services
Wells Fargo Securities, LLC
BMO Capital Markets
Credit Suisse Securities (USA) LLC
May 31, 2016
Page 3

Number	Specified Attribute
1	Name of customer
2	Signed contract
3	Signed credit application
4	Title Document
5	Contract identification number
6	Amount financed
7	Monthly payment
8	Annual Percentage Rate (APR)
9	Required first payment date
10	Original maturity date (calculation)
11	Dealer state
12	Vehicle make
13	Vehicle model
14	Vehicle new or used
15	Vehicle identification number
16	Customer state

We compared Specified Attributes 1 through 9, 11 and 16 to the corresponding information set forth on or derived from the Automobile Loan Contract Files (Contract Files) and to the Customer Service Screen. The term "Customer Service Screen" refers to a screen image that Company's management represented as information from the Company's contract accounting system.

We recalculated the Original Maturity Date (Specified Attribute 10) as reflected in the Loan Data File based on the term of the Automobile Loan Contract (Contract) and the due date of the first payment as reflected in the Contract.

We compared the Automobile Segment, which consists of the manufacturer and model of the vehicle, whether it was new or used, and the vehicle identification number (Specified Attributes 12, 13, 14 and 15) on the Title Document to the Customer Service Screen and the Loan Data File.

At the instruction of the Company, for purposes of our procedures:

- With respect to Specified Attribute 4, the term Title Document means, with respect to any automobile, an original certificate of title, lien or other notification (electronic or otherwise) used by the Registrar of Titles in the State of California, or its equivalent of the applicable state, to a secured party that indicates the lien of the secured party on the vehicle is recorded on the original certificate of title. Electronic Title Documents are certificates generated using Dealertrack, the Company's third-party software program that allows Internet access to the Department of Motor Vehicles record from the Company. Certain states do not provide a Title Document of the lienholder. For those states we sighted the Application for the Title Document that was submitted to the appropriate state or sighted the results of the online Title record request from the Bureau of Motor Vehicles of the applicable state;

- With respect to Specified Attributes 12 and 13, for the Title Documents that did not indicate the vehicle manufacturer and model, we compared the Automobile Segment to the Customer Service Screen and agreed the information to the Contract; and

Westlake Services, LLC, dba Westlake Financial Services Wells Fargo Securities, LLC BMO Capital Markets Credit Suisse Securities (USA) LLC May 31, 2016 Page 4 With respect to Specified Attribute 14, for the Contracts that did not include an indication of whether or not the vehicle was new or used, we compared the new or used status to the odometer reading on the Title Document or the Odometer Disclosure Statement to determine if the vehicle was new or used. In addition, we were instructed by the Company for the Contracts that did not include the new or used status on the Contract, the Title Document or the Odometer Disclosure Statement, the term “new vehicle” refers to a vehicle with miles less than 100 and the term “used vehicle” refers to a vehicle with miles greater than or equal to 100. In addition to the procedures described above, for each of the items in the sample of 101 underlyings, we observed the presence or noted the following: Signed credit application; Signed Contract; Title Document; and The security interest of “Westlake Financial Services”, the Company’s full legal name, is indicated on the Title Document. The Contracts and Contract Files described above, including any information obtained from the indicated systems, and any other related documents used in support of the Specified Attributes were provided to us by representatives of the Company and are collectively referred to hereinafter as the “Receivable Documents.” We were not requested to perform, and we did not perform, any procedures with respect to the preparation or verification of any of the information set forth on the Receivable Documents and we make no representations concerning the accuracy or completeness of any of the information contained therein. In certain instances, our procedures were performed using data imaged facsimiles or photocopies of the Receivable Documents. In addition, we make no representations as to whether the Receivable Documents are comprehensive or valid instruments or reflect the current prevailing terms with respect to the corresponding sample of 101 underlyings. Agreed-Upon Procedures Findings The results of the foregoing procedures indicated that the Specified Attributes were found to be in agreement with the above mentioned Receivable Documents, except as described in Appendix B. Supplemental information related to the findings is contained in Appendix C. RSM US LLP (RSM) should not be regarded as having in any way warranted or given any assurance as to: The completeness, accuracy, appropriateness, quality or integrity of any of the information provided by the Responsible Party, or any other party for the purposes of RSM performing the procedures agreed to by the Specified Parties. The procedures performed would not necessarily reveal any material misstatement of the amounts, ratios, percentages or other relationships in the information included in the data provided to us; The conformity of the origination of the assets to stated underwriting or credit extension guidelines, standards, criteria or other requirements; The value of collateral securing such assets; and The compliance of the originator of the assets with federal, state and local laws and regulations.

Westlake Services, LLC, dba Westlake Financial Services Wells Fargo Securities, LLC BMO Capital Markets Credit Suisse Securities (USA) LLC May 31, 2016 Page 5 The engagement, procedures or report were not intended to satisfy, nor did they satisfy, any criteria for due diligence published by a nationally recognized statistical rating organization. We have not performed any procedures with respect to the fair value of the notes being offered in the Proposed Transaction and RSM expresses no opinion on the current value of these notes. RSM should not be regarded as having performed any procedures other than those detailed in this report. We should not be regarded as having in any way warranted or given any assurance as to whether or not the information included in the Loan Data File or any other source document is sufficient to comply with any applicable laws and regulations including, but not limited to, Regulation AB of the Securities and Exchange Commission. We did not perform any procedures to determine whether the Responsible Party or the sponsor of the Proposed Transaction is in compliance with any applicable laws and regulations, including, but not limited to, Regulation AB of the Securities and Exchange Commission. With respect to any terms or requirements of the Loan Data File that do not appear in the exhibits, we performed no procedures and, accordingly, the procedures we performed would not ensure that any requirements are satisfied. Further, we have performed only the agreed-upon procedures noted herein and therefore make no representations regarding the adequacy of any disclosures related to the Proposed Transaction or whether any material facts have been omitted from the information provided by the Responsible Party. We make no representation as to the (i) actual characteristics or existence of the underlying documents or data comprising of the Automobile Loan Contracts underlying the Loan Data File or the conformity of their characteristics with those assumed for purposes of the procedures described herein, (ii) existence of ownership of the Automobile Loan Contracts or (iii) reasonableness of any of the aforementioned assumptions or information. The procedures performed were applied based on assumptions and information provided to us by the Specified Parties, without verification or evaluation of such assumptions, documents and information by us. It should be understood that we make no representations as to questions of legal interpretation or as to the sufficiency for your purposes of the procedures enumerated in the preceding paragraphs. Also, such procedures would not necessarily reveal any material misstatement of the information referred to above. The information provided by the Responsible Party is the responsibility of the Company. We were not engaged to and did not conduct an (i) audit in accordance with generally accepted auditing standards or an (ii) examination or a review conducted in accordance with the attestation standards established by the American Institute of Certified Public Accountants with the objective of which would be the expression of an opinion or limited assurance on the accompanying information. Accordingly, we do not express such an opinion, limited assurance, or any other form of assurance, including reasonable assurance. Had we performed additional procedures, other matters might have come to our attention that would have been reported to you. We have no responsibility to update this report for events or circumstances occurring after the date of this report. This report is intended solely for the information and use of the Company, Wells Fargo Securities, LLC, BMO Capital Markets and Credit Suisse Securities (USA) LLC, and is not intended to be, and should not be, used by anyone other than these Specified Parties.

Appendix A to Independent Accountant's Report on Applying Agreed-Upon Procedures Issued by RSM US LLP dated May 31, 2016

Specified Attributes and Source Documents

Number	Specified Attribute	Source Documents
1	Name of customer	Automobile loan contract, Title Document
2	Signed contract	Automobile loan contract
3	Signed credit application	Automobile loan contract file
4	Title Document	Original certificate of title, lien on other notification (electronic or otherwise) used by the Registrar of Titles in the state of California, or its equivalent of the applicable state on an Application for a Title Document. Electronic Title Documents are certificates generated by Dealertrack, a third-party software system.
5	Contract identification number	Automobile loan contract
6	Amount financed	Automobile loan contract
7	Monthly payment	Automobile loan contract
8	Annual Percentage Rate (APR)	Automobile loan contract
9	Required first payment date	Automobile loan contract
10	Original maturity date (calculation)	Automobile loan contract
11	Dealer state	Automobile loan contract
12	Vehicle make	Automobile loan contract, Title Document
13	Vehicle model	Automobile loan contract, Title Document
14	Vehicle new or used	Automobile loan contract, Title Document, Odometer Disclosure statement
15	Vehicle identification number	Automobile loan contract, Title Document
16	Customer state	Automobile loan contract

Appendix B to Independent Accountant’s Report on Applying Agreed-Upon Procedures Issued by RSM US LLP dated May 31, 2016 In applying our agreed-upon procedures as outlined above, we noted the following: Exception Description Number Exception Description 1 The Company’s full legal name was not included as the secured party on thirty-five Title documents The name of customer on forty-four Title Documents did not agree to the name on the Contract or Loan Data File (specified attribute Number 1) The vehicle condition, new or used, on three Title Documents did not agree to the condition on the Contract or Loan Data File (specified attribute Number 14) The vehicle condition, new or used, on three Title Documents could not be determined (specified attribute Number 14) The Title Documents for one accounts, or 1% of 101 accounts selected, were not provided (specified attribute Number 4) The customer state on one Contract did not agree to the state on the Customer Service Screen and Loan Data File (specified attribute Number 16) 2 3 4 5 6 The information above reflects the procedures performed and is subject to the conditions set forth in the agreed-upon procedures report to which this appendix is attached.

Appendix C to Independent Accountant's Report on Applying Agreed-Upon Procedures Issued by RSM US LLP dated May 31, 2016

Supplemental Information Related to the Findings Set Forth on Appendix B

Exception Description Number	Sample Contract Number	Secured Party Per Title Documents
1	9208497	WESTLAKE FNCL SVCS
1	9309717	WESTLAKE
1	9697571	WESTLAKE FINANCIAL SRVCS
1	9709256	WESTLAKE FINANCIAL
1	9714422	WESTLAKE FINANCIAL
1	9716536	WESTLAKE FINANCIAL
1	9721935	WESTLAKE FNCL SVCS
1	5407614	WESTLAKE FNCL SVCS
1	9680255	WESTLAKE FNCL SVCS
1	9712012	WESTLAKE FNCL SVCS
1	9714595	WESTLAKE FNCL SVCS
1	9721127	WESTLAKE FNCL SVCS
1	9730317	WESTLAKE FNCL SVCS
1	9739071	WESTLAKE FNCL SVCS
1	9743174	WESTLAKE FNCL SVCS
1	9744807	WESTLAKE FNCL SVCS
1	9746609	WESTLAKE FNCL SVCS
1	9750541	WESTLAKE FNCL SVCS
1	9756007	WESTLAKE FNCL SVCS
1	9758485	WESTLAKE FINANCIAL
1	9760414	WESTLAKE FNCL SVCS
1	9754563	WESTLAKE FNCL SVCS
1	9754755	WESTLAKE FNCL SVCS
1	9761009	WESTLAKE FNCL SVCS
1	9765694	WESTLAKE FNCL SVCS
1	9766930	WESTLAKE FIN SVCS
1	9770374	WESTLAKE FNCL SVCS
1	9732040	WESTLAKE FNCL SVCS
1	9763688	WESTLAKE FNCL SVCS
1	9764027	WESTLAKE FNCL SVCS
1	9718050	WESTLAKE FNCL SVCS
1	9771044	WESTLAKE FNCL SVCS
1	9734330	WESTLAKE FINANCIAL S
1	9747957	WESTLAKE FINANCIAL S
1	9769431	WESTLAKE FINANCIAL SERVICES INC

Appendix C to Independent Accountant's Report on Applying Agreed-Upon Procedures Issued by RSM US LLP dated May 31, 2016

Supplemental Information Related to the Findings Set Forth on Appendix B (Continued)

Exception Description Number	Sample Contract Number	Obligor Name Per Title Document	Name Per Contract	Name Per Loan Data File
2	9543745	[REDACTED]	[REDACTED]	[REDACTED]
2	9714422	[REDACTED]	[REDACTED]	[REDACTED]
2	9721935	[REDACTED]	[REDACTED]	[REDACTED]
2	9738018	[REDACTED]	[REDACTED]	[REDACTED]
2	9700285	[REDACTED]	[REDACTED]	[REDACTED]
2	9712024	[REDACTED]	[REDACTED]	[REDACTED]
2	9712342	[REDACTED]	[REDACTED]	[REDACTED]
2	9714595	[REDACTED]	[REDACTED]	[REDACTED]
2	8427551	[REDACTED]	[REDACTED]	[REDACTED]
2	9391319	[REDACTED]	[REDACTED]	[REDACTED]
2	9671363	[REDACTED]	[REDACTED]	[REDACTED]
2	9678030	[REDACTED]	[REDACTED]	[REDACTED]
2	9693929	[REDACTED]	[REDACTED]	[REDACTED]
2	9711074	[REDACTED]	[REDACTED]	[REDACTED]
2	9723559	[REDACTED]	[REDACTED]	[REDACTED]
2	9725578	[REDACTED]	[REDACTED]	[REDACTED]
2	9739342	[REDACTED]	[REDACTED]	[REDACTED]
2	9743174	[REDACTED]	[REDACTED]	[REDACTED]
2	9744807	[REDACTED]	[REDACTED]	[REDACTED]
2	9746609	[REDACTED]	[REDACTED]	[REDACTED]
2	9758485	[REDACTED]	[REDACTED]	[REDACTED]
2	9760414	[REDACTED]	[REDACTED]	[REDACTED]
2	9752489	[REDACTED]	[REDACTED]	[REDACTED]
2	9759608	[REDACTED]	[REDACTED]	[REDACTED]
2	9760875	[REDACTED]	[REDACTED]	[REDACTED]
2	9765694	[REDACTED]	[REDACTED]	[REDACTED]
2	9766930	[REDACTED]	[REDACTED]	[REDACTED]
2	9767928	[REDACTED]	[REDACTED]	[REDACTED]
2	9769543	[REDACTED]	[REDACTED]	[REDACTED]
2	9771044	[REDACTED]	[REDACTED]	[REDACTED]
2	9031261	[REDACTED]	[REDACTED]	[REDACTED]
2	9678188	[REDACTED]	[REDACTED]	[REDACTED]
2	9717444	[REDACTED]	[REDACTED]	[REDACTED]

Appendix C to Independent Accountant's Report on Applying Agreed-Upon Procedures Issued by RSM US LLP dated May 31, 2016

Supplemental Information Related to the Findings Set Forth on Appendix B (Continued)

Exception Description Number	Sample Contract Number	Obligor Name Per Title Document	Name Per Contract	Name Per Loan Data File
2	9753835	[REDACTED]	[REDACTED]	[REDACTED]
2	9740643	[REDACTED]	[REDACTED]	[REDACTED]
2	9735383	[REDACTED]	[REDACTED]	[REDACTED]
2	9704104	[REDACTED]	[REDACTED]	[REDACTED]
2	9542887	[REDACTED]	[REDACTED]	[REDACTED]
2	9732524	[REDACTED]	[REDACTED]	[REDACTED]
2	9734330	[REDACTED]	[REDACTED]	[REDACTED]
2	9747957	[REDACTED]	[REDACTED]	[REDACTED]
2	9764962	[REDACTED]	[REDACTED]	[REDACTED]
2	9768195	[REDACTED]	[REDACTED]	[REDACTED]
2	9769431	[REDACTED]	[REDACTED]	[REDACTED]

Exception Description Number	Number	New or Used Status Per Title Document	New or Used Status Per Customer Service Screen	New or Used Status Per Loan Data File
3	9208497	New	Used	New
3	9680255	New	Used	New
3	9721935	New	New	Used

Exception Description Number	Number	New or Used Status Per Title Document
4	9734330	Indeterminable
4	9747957	Indeterminable
4	9769431	Indeterminable

Exception Description Number	Sample Contract Number
5	9762001

Appendix C to Independent Accountant’s Report on Applying Agreed-Upon Procedures Issued by RSM US LLP dated May 31, 2016 Supplemental Information Related to the Findings Set Forth on Appendix B (Continued) Exception Description Number Sample Contract Number Customer State Per Customer Service Screen Customer State Per Contract Customer State Per Loan Data File 6 9741863 WA WA OR